Leases	12 Months Ended
Feb. 24, 2012
Leases [Abstract]
Leases
8.	Leases

Operating Leases

The Company leases certain premises and office equipment under operating leases, which expire over the next five years.  Future minimum rental payments required under non-cancelable operating leases having a remaining term expiring after one fiscal year as of February 24, 2012 are $378 in fiscal 2013; $366 in fiscal 2014; $297 in fiscal 2015; $291 in fiscal 2016; and $317 in fiscal 2017 and beyond.  Total rental expense for all operating leases for the fiscal years ended February 24, 2012 and February 25, 2011 was $338 and $272, respectively.